Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010
Available-for-sales securities, encumbered securities	$ 965,927	$ 933,315
Held-to-maturity securities, encumbered securities	45,086	60,970
Intangible assets, goodwill	251,653	251,653
Federal and state income taxes, deferred liabilities	$ 17,075	$ 21,951
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	129,853,534	129,555,956
Common stock, shares outstanding	108,976,410	112,483,632
Treasury stock, shares	20,877,124	17,072,324